Annual Total Returns [BarChart] - First Trust NASDAQ ABA Community Bank Index Fund - First Trust NASDAQ ABA Community Bank Index Fund	May 03, 2021
Bar Chart Table:
2011	(6.48%)
2012	13.52%
2013	42.89%
2014	2.72%
2015	7.88%
2016	37.57%
2017	0.55%
2018	(16.14%)
2019	22.80%
2020	(11.00%)